Revenue - Schedule of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of revenue [line items]
Copper	$ 1,204,519	$ 797,297
Gold	748,582	265,648
Silver	17,941	15,247
Revenue	1,971,042	1,078,192
Revenue from contracts with customers [member]
Disclosure of revenue [line items]
Copper	1,151,118	755,874
Gold	754,345	260,055
Silver	18,127	14,575
Revenue	1,923,590	1,030,504
Other revenue [member]
Disclosure of revenue [line items]
Copper	53,401	41,423
Gold	(5,763)	5,593
Silver	(186)	672
Revenue	$ 47,452	$ 47,688